Financial risk management - Summary of Fair Value of Financial Instruments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Financial asset at fair value through profit or loss	¥ 11,753	¥ 5,000
Financial assets at fair value through other comprehensive income	129,060	0
Financial assets, at fair value	140,813	¥ 5,000
Recurring fair value measurements
Disclosure of fair value measurement of assets [line items]
Financial asset at fair value through profit or loss	11,753
Financial assets at fair value through other comprehensive income	129,060
Financial assets, at fair value	140,813
Level 1 | Recurring fair value measurements
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	129,060
Financial assets, at fair value	129,060
Level 3 | Recurring fair value measurements
Disclosure of fair value measurement of assets [line items]
Financial asset at fair value through profit or loss	11,753
Financial assets, at fair value	¥ 11,753